Details of Significant Accounts - Summary of Amounts Recognized in Profit or Loss in Relation to Financial Assets At Amortized Cost (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Cash And Cash Equivalents [Abstract]
Interest income	$ 26	$ 787	$ 380